Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Schedule of property, plant and equipment

				Furniture and
				fixtures, other
		Leasehold	Plant and	equipment and	Construction
	Buildings	improvements	equipment	motor vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2025	58,344	18,157	26,093	41,953	7,268	151,815
Additions	—	6	62	2,251	7,607	9,926
Disposals	—	(97)	—	(670)	—	(767)
Transfers	—	8,166	1,758	4,078	(14,002)	—
Exchange differences	2,752	971	1,279	1,945	211	7,158
As at December 31, 2025	61,096	27,203	29,192	49,557	1,084	168,132
Accumulated depreciation and impairment
As at January 1, 2025	5,148	16,214	9,723	28,232	—	59,317
Depreciation	2,988	1,783	1,997	5,230	—	11,998
Impairment	—	—	54	35	—	89
Disposals	—	(97)	—	(663)	—	(760)
Exchange differences	309	722	502	1,332	—	2,865
As at December 31, 2025	8,445	18,622	12,276	34,166	—	73,509
Net book value
As at December 31, 2025	52,651	8,581	16,916	15,391	1,084	94,623

				Furniture and
				fixtures, other
		Leasehold	Plant and	equipment and	Construction
	Buildings	improvements	equipment	motor vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2024	56,722	17,852	23,484	39,817	8,421	146,296
Additions	—	96	669	1,696	7,932	10,393
Disposals	—	—	(48)	(762)	—	(810)
Transfers	3,256	673	2,700	2,265	(8,894)	—
Exchange differences	(1,634)	(464)	(712)	(1,063)	(191)	(4,064)
As at December 31, 2024	58,344	18,157	26,093	41,953	7,268	151,815
Accumulated depreciation and impairment
As at January 1, 2024	2,270	15,168	5,463	23,668	—	46,569
Depreciation	3,002	1,278	2,505	5,285	—	12,070
Impairment	—	171	2,012	732	—	2,915
Disposals	—	—	(42)	(758)	—	(800)
Exchange differences	(124)	(403)	(215)	(695)	—	(1,437)
As at December 31, 2024	5,148	16,214	9,723	28,232	—	59,317
Net book value
As at December 31, 2024	53,196	1,943	16,370	13,721	7,268	92,498